Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Average Recorded Investments in Impaired Loans and Interest Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	¥ 54,764	¥ 64,181	¥ 84,217
Interest income on impaired loans		624	1,533	1,291
Interest on impaired loans collected in cash		499	1,444	1,216
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	17,799	15,166	13,215
Interest income on impaired loans		402	316	317
Interest on impaired loans collected in cash		300	277	269
Consumer borrowers | Consumer - Housing loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,143	4,261	5,090
Interest income on impaired loans		191	146	176
Interest on impaired loans collected in cash		121	130	148
Consumer borrowers | Consumer-Card loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,081	4,113	3,970
Interest income on impaired loans		60	67	69
Interest on impaired loans collected in cash		52	58	59
Consumer borrowers | Consumer - Other
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	9,575	6,792	4,155
Interest income on impaired loans		151	103	72
Interest on impaired loans collected in cash		127	89	62
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	30,661	39,667	58,138
Interest income on impaired loans		204	626	974
Interest on impaired loans collected in cash		196	576	947
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	210	1,224	5,117
Interest income on impaired loans		8	6	7
Interest on impaired loans collected in cash		8	6	7
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	4,972	5,679	11,759
Interest income on impaired loans		6	66	275
Interest on impaired loans collected in cash		6	66	275
Corporate borrowers | Corporate Real Estate Companies Loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	5,657	7,720	13,843
Interest income on impaired loans		53	189	210
Interest on impaired loans collected in cash		52	177	198
Corporate borrowers | Other-Entertainment industry
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	1,667	2,134	3,505
Interest income on impaired loans		44	76	102
Interest on impaired loans collected in cash		43	76	99
Corporate borrowers | Other Corporate Loan
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	18,155	22,910	23,914
Interest income on impaired loans		93	289	380
Interest on impaired loans collected in cash		87	251	368
Purchased loans
Financing Receivable, Impaired [Line Items]
Average recorded investments in impaired loans	[1]	6,304	9,348	12,864
Interest income on impaired loans		18	591	0
Interest on impaired loans collected in cash		¥ 3	¥ 591	¥ 0

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.